Borrowings - Schedule of Stated Maturities and Future Scheduled Principal Repayments (Details) - BOLT THREADS, INC. [Member] - Amended Senior Note [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Borrowings - Schedule of Stated Maturities and Future Scheduled Principal Repayments (Details) [Line Items]
2024
2025
2026
2027	11,765
2028
Thereafter
Total debt principal payments	$ 11,765